Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements
Schedule of fair value of assets and liabilities

The following tables represent the Company’s fair value hierarchy for financial assets measured at fair value on a recurring basis as of December 31, 2024 and 2023 (in thousands):

	Fair Value Measurements as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$168,847	$—	$—	$168,847
Marketable securities
U.S. treasuries	47,137	71,600	—	118,737
Total assets	$215,984	$71,600	$—	$287,584

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$21,310	$—	$—	$21,310
U.S. treasuries	2,000	—	—	2,000
Marketable securities
U.S. treasuries	1,958	998	—	2,956
Total assets	$25,268	$998	$—	$26,266

Schedule of assumptions used in the valuation of the derivative liability

	Year Ended December 31,
	2024	2023
Expected term (in years)	0.2 – 0.4	0.0 – 0.4
Volatility	55.1% – 59.9%	43.2% – 83.2%
Risk-free interest rate	5.4% – 5.5% %	5.2% – 5.6%
Dividend yield	0.0%	0.0%
Probability of option exercise	0.0% – 100.0% %	30.0% – 100.0%

Schedule of roll-forward of the fair value of the Company's Level 3 financial instrument of the derivative liability

The following table provides a roll-forward of the fair value of the Company’s Level 3 financial instruments, the derivative liability, for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Fair value at beginning of period	$—	$—
Fair value upon issuance	8,913	2,112
Changes in fair value	5,406	119
Fair value upon settlement	(14,319)	(2,231)
Fair value at end of period	$—	$—